REVENUE AND EXPENSES (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	€ 210,407	€ 200,704	€ 161,647
Spain [Member]
IfrsStatementLineItems [Line Items]
Total	90,533	87,778	75,669
Mexico [Member]
IfrsStatementLineItems [Line Items]
Total	107,221	95,699	73,315
Others [Member]
IfrsStatementLineItems [Line Items]
Total	€ 12,653	€ 17,227	€ 10,302